November 12, 1996


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

	Attention:	Office of Applications and Reports Services

	Re: Smith Barney Concert Series (the "Fund")
		Nos.  33-64457 and 811-7435

Dear Sir/Madam:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 4 to the Fund's Registration
Statement on Form N-1A. This Amendment was filed electronically on
October 31, 1996.

	Any questions regarding this filing should be directed to the undersigned at (212) 816-6392 or Mitchell O'Brien at (212) 816-6586.

	Please return an electronic transmittal as evidence of your receipt of this filing.

								Very truly yours,


								/s/Caren Cunningham
								Caren Cunningham
								Vice President and
								Associate General Counsel